Property, plant and equipment - Schedule of property, plant and equipment (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 12,141,676
Impairment	(175,824)
Ending balance	11,804,145	$ 12,141,676
Cost:
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	12,324,870	8,292,038
Additions	534,118	4,032,832
Impairment	(215,056)
Ending balance	12,643,932	12,324,870
Accumulated depreciation:
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	183,194	0
Depreciation	695,825	183,194
Impairment	(39,232)
Ending balance	839,787	183,194
Furniture and fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	256,834
Ending balance	223,631	256,834
Furniture and fixtures | Cost:
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	333,013	123,218
Additions	126,425	209,795
Impairment	(86,730)
Ending balance	372,708	333,013
Furniture and fixtures | Accumulated depreciation:
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	76,179	0
Depreciation	100,652	76,179
Impairment	(27,754)
Ending balance	149,077	76,179
Computer equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	154,105
Ending balance	159,102	154,105
Computer equipment | Cost:
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	220,150	0
Additions	73,183	220,150
Impairment	0
Ending balance	293,333	220,150
Computer equipment | Accumulated depreciation:
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	66,045	0
Depreciation	68,186	66,045
Impairment	0
Ending balance	134,231	66,045
Facility and related
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	10,418,976
Ending balance	10,025,298	10,418,976
Facility and related | Cost:
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	10,418,976	7,068,820
Additions	142,824	3,350,156
Impairment	(101,683)
Ending balance	10,460,117	10,418,976
Facility and related | Accumulated depreciation:
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0	0
Depreciation	439,903	0
Impairment	(5,084)
Ending balance	434,819	0
Production equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	211,761
Ending balance	296,114	211,761
Production equipment | Cost:
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	252,731	0
Additions	191,686	252,731
Impairment	(26,643)
Ending balance	417,774	252,731
Production equipment | Accumulated depreciation:
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	40,970	0
Depreciation	87,084	40,970
Impairment	(6,394)
Ending balance	121,660	40,970
Land
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,100,000
Ending balance	1,100,000	1,100,000
Land | Cost:
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,100,000	1,100,000
Additions	0	0
Impairment	0
Ending balance	1,100,000	1,100,000
Land | Accumulated depreciation:
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0	0
Depreciation	0	0
Impairment	0
Ending balance	$ 0	$ 0